                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

                                                           SHARES          VALUE
                                                        -----------   --------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 11.4%
   Arbitron..........................................       429,800   $    12,421,220
   Brown Shoe .......................................       421,700         6,165,254
   California Pizza Kitchen* ........................       351,200         6,300,528
   Carter's* ........................................       382,900         9,281,496
   Cooper Tire & Rubber .............................       693,200        14,980,052
   Gentex ...........................................       476,900         9,189,863
   Group 1 Automotive* ..............................       454,100        12,587,652
   Insight Enterprises* .............................       855,600        12,466,092
   JOS A Bank Clothiers*.............................       177,500        10,415,700
   Knology* .........................................       820,000         9,266,000
   MDC Holdings......................................       160,200         4,665,024
   Men's Wearhouse ..................................       601,700        11,709,082
   Movado Group*.....................................       239,500         2,720,720
   Outdoor Channel Holdings* ........................       212,300         1,205,864
   Papa John's International* .......................        30,900           782,697
   Regis.............................................       309,500         4,713,685
   Rush Enterprises, Cl A* ..........................       183,400         2,739,996
   Ryland Group .....................................       126,900         2,071,008
   Standard Parking*.................................       604,100        10,305,946
   Stoneridge* ......................................       278,300         2,980,593
                                                                      ---------------
                                                                          146,968,472
                                                                      ---------------
CONSUMER STAPLES -- 1.4%
   J&J Snack Foods ..................................       237,400         9,901,954
   Ralcorp Holdings* ................................       145,600         8,503,040
                                                                      ---------------
                                                                           18,404,994
                                                                      ---------------
ENERGY -- 4.9%
   Carrizo Oil & Gas*................................       515,400        10,106,994
   Comstock Resources* ..............................       241,100         6,102,241
   Natural Gas Services Group* ......................       126,100         2,086,955
   Oceaneering International* .......................       294,200        14,557,016
   Unit*.............................................       182,500         7,464,250
   Whiting Petroleum*                                       257,900        22,697,779
                                                                      ---------------
                                                                           63,015,235
                                                                      ---------------
FINANCIAL SERVICES -- 22.4%
   Ameris Bancorp*...................................       752,828         7,407,828
   Assured Guaranty .................................       504,300         7,917,510
   Berkshire Hills Bancorp ..........................       388,100         7,835,739
   Brandywine Realty Trust+..........................       496,130         5,636,037
   Camden Property Trust+ ...........................       145,000         6,600,400
   CapLease+ ........................................     1,344,500         6,588,050
   Cogdell Spencer+ .................................     1,021,600         7,590,488
   Cohen & Steers ...................................       276,400         6,163,720
   Columbia Banking System ..........................       500,800         9,154,624
   CVB Financial ....................................     1,149,685        11,703,793
   Delphi Financial Group, Cl A .....................       264,100         6,853,395
   Duke Realty+ .....................................       173,300         2,072,668
   First Financial Bancorp...........................       294,600         4,684,140
   First Financial Holdings .........................       254,400         3,200,352
   First Interstate Bancsystem, Cl A ................        37,400           497,420
   First Mercury Financial ..........................       461,300         5,286,498
   First Midwest Bancorp ............................       199,200         2,505,936
   First of Long Island .............................        58,600         1,510,708
   Flushing Financial................................       406,100         5,064,067
   FNB ..............................................       743,300         6,370,081
   Hanover Insurance Group ..........................       151,600         6,644,628
   Hersha Hospitality Trust+ ........................       652,000         3,312,160
   HFF, Cl A* .......................................       400,300         3,506,628

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

                                                           SHARES          VALUE
                                                        -----------   --------------
COMMON STOCK -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
   Hudson Valley Holding ............................       328,100   $     6,352,016
   Iberiabank........................................        61,200         3,179,952
   Jack Henry & Associates ..........................       418,900        10,640,060
   Kite Realty Group Trust+..........................       774,300         3,592,752
   LaSalle Hotel Properties+ ........................       275,300         6,530,116
   Lexington Realty Trust+...........................     1,099,041         7,066,833
   Liberty Property Trust+ ..........................       155,600         4,932,520
   Mack-Cali Realty+ ................................       157,400         5,071,428
   Meadowbrook Insurance Group ......................       685,610         6,280,188
   National Penn Bancshares .........................       616,000         4,102,560
   Navigators Group* ................................       237,500        10,124,625
   Parkway Properties+ ..............................       199,600         3,335,316
   Pebblebrook Hotel Trust+ * .......................       461,800         8,446,322
   ProAssurance* ....................................       122,400         7,284,024
   Prosperity Bancshares ............................       235,300         7,971,964
   Selective Insurance Group.........................       296,900         4,619,764
   Southwest Bancorp.................................        67,800           986,490
   Sterling Bancshares ..............................     1,270,400         6,593,376
   Trico Bancshares .................................       404,600         7,634,802
   Union First Market Bankshares.....................       571,500         8,115,300
   United Community Banks*...........................     1,648,700         5,110,970
   Univest Corp of Pennsylvania .....................       268,200         4,647,906
   Waddell & Reed Financial, Cl A ...................       286,900         6,836,827
   Washington Trust Bancorp .........................       132,800         2,571,008
   Weingarten Realty Investors+ .....................       312,100         6,607,157
   Whitney Holding ..................................       312,000         2,533,440
   Wilmington Trust .................................       438,100         4,442,334
   Wright Express* ..................................       130,400         4,562,696
                                                                      ---------------
                                                                          288,279,616
                                                                      ---------------
HEALTH CARE -- 6.1%
   Bio-Rad Laboratories, Cl A* ......................       214,400        19,038,720
   Conmed*...........................................       590,900        11,363,007
   Hanger Orthopedic Group*..........................       720,400        12,354,860
   Medical Action Industries* .......................       393,400         5,389,580
   Omnicare .........................................       245,200         6,039,276
   Sirona Dental Systems* ...........................       528,600        16,270,308
   West Pharmaceutical Services .....................       204,800         7,442,432
                                                                      ---------------
                                                                           77,898,183
                                                                      ---------------
INDUSTRIALS -- 0.7%
   Altra Holdings* ..................................       268,500         3,893,250
   Astec Industries* ................................       157,600         4,940,760
                                                                      ---------------
                                                                            8,834,010
                                                                      ---------------
INFORMATION TECHNOLOGY -- 0.6%
   NCI, Cl A*........................................       270,600         6,375,336
   Spectrum Control* ................................        59,500           897,855
                                                                      ---------------
                                                                            7,273,191
                                                                      ---------------
MATERIALS & PROCESSING -- 14.0%
   ABM Industries ...................................       477,900        10,370,430
   Acuity Brands.....................................       217,100         9,146,423
   Aptargroup........................................       530,400        22,844,328
   Beacon Roofing Supply* ...........................       317,500         5,416,550
   Belden CDT........................................       355,000         8,480,950
   Brady, Cl A ......................................       350,000         9,733,500
   Carpenter Technology..............................       348,500        12,180,075
   Cytec Industries .................................       172,500         8,611,200
   Ferro*............................................     1,223,300        13,052,611
   Gibraltar Industries* ............................       848,100         9,150,999
   Interline Brands* ................................       800,100        14,473,809

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)



                                                           SHARES          VALUE
                                                        -----------   --------------
COMMON STOCK -- CONTINUED
MATERIALS & PROCESSING -- CONTINUED
   Kaydon ...........................................       270,500   $    10,276,295
   OM Group* ........................................       420,300        11,348,100
   Quanex Building Products..........................       457,600         8,049,184
   Rogers* ..........................................       400,500        12,395,475
   Sensient Technologies                                    481,000        14,170,260
                                                                      ---------------
                                                                          179,700,189
                                                                      ---------------
PRODUCER DURABLES -- 22.8%
   Actuant, Cl A ....................................       773,200        15,943,384
   Albany International, Cl A .......................       523,700         9,609,895
   Allegiant Travel, Cl A............................       275,800        12,242,762
   Ametek ...........................................       400,650        17,736,776
   Briggs & Stratton ................................       580,900        11,019,673
   CBIZ* ............................................     1,566,900        10,325,871
   Celadon Group*....................................       664,900        10,399,036
   Compass Diversified Holdings .....................       998,700        15,050,409
   ESCO Technologies.................................       270,800         8,072,548
   Esterline Technologies* ..........................       210,400        10,799,832
   Gardner Denver ...................................       214,900        10,910,473
   Granite Construction .............................       449,300        10,446,225
   Heico, Cl A ......................................       324,025         9,357,842
   Kaman ............................................       555,100        12,678,484
   Kirby* ...........................................       158,200         6,081,208
   Littelfuse* ......................................       471,800        16,800,798
   Measurement Specialties* .........................       833,300        13,916,110
   Methode Electronics ..............................       980,100        10,467,468
   Michael Baker* ...................................       339,700        13,180,360
   Navigant Consulting* .............................     1,003,400         9,873,456
   NN* ..............................................        96,900           570,741
   Orbital Sciences*.................................       718,600        10,520,304
   Regal-Beloit .....................................       274,500        16,697,835
   Rush Enterprises, Cl B* ..........................       105,400         1,379,686
   Saia*.............................................       209,000         3,155,900
   Tennant ..........................................       257,600         9,665,152
   Triumph Group                                            204,200        15,498,780
                                                                      ---------------
                                                                          292,401,008
                                                                      ---------------
TECHNOLOGY -- 11.5%
   ATMI*.............................................       562,700         8,350,468
   Aviat Networks* ..................................     1,091,200         4,408,448
   Black Box.........................................       417,300        12,702,612
   Cogent* ..........................................     1,211,000        10,886,890
   Coherent* ........................................       226,000         8,366,520
   CommScope* .......................................       606,600        12,338,244
   Cymer* ...........................................       304,300        10,127,104
   Diebold ..........................................       362,600        10,377,612
   Emulex* ..........................................       718,800         6,253,560
   Formfactor* ......................................       307,100         2,972,728
   Harmonic* ........................................     1,725,000        12,023,250
   Integrated Device Technology* ....................     2,096,700        12,181,827
   Jabil Circuit ....................................       465,400         6,752,954
   ON Semiconductor*.................................     1,494,920        10,090,710
   PDF Solutions* ...................................       672,700         2,758,070
   Tekelec* .........................................       690,500         9,763,670
   Xyratex* .........................................       565,300         7,343,247
                                                                      ---------------
                                                                          147,697,914
                                                                      ---------------
UTILITIES -- 2.0%
   Piedmont Natural Gas .............................       526,300        14,010,106

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

                                                        SHARES/FACE
                                                           AMOUNT          VALUE
                                                        -----------   ---------------
COMMON STOCK -- CONTINUED
UTILITIES -- CONTINUED
   Unisource Energy .................................       369,900   $    11,940,372
                                                                      ---------------
                                                                           25,950,478
                                                                      ---------------
TOTAL COMMON STOCK (Cost $1,136,497,744) ............                   1,256,423,290
                                                                      ---------------
REPURCHASE AGREEMENT -- 2.6%
   HSBC
      0.140%, dated 07/30/10, to be repurchased on
         08/02/10, repurchase amount $32,761,033
         (collateralized by a U.S. Treasury Bill, par
         value $31,575,000, 4.375%, 11/15/39; total
         market value $33,419,467)
        (Cost $32,760,650) ..........................   $32,760,650        32,760,650
                                                                      ---------------
 TOTAL INVESTMENTS-- 100.4%
   (Cost $1,169,258,394) ++ .........................                 $ 1,289,183,940
                                                                      ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,284,139,433.

*    NON-INCOME PRODUCING SECURITY.

+    REAL ESTATE INVESTMENT TRUST

++ AT JULY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $1,169,258,394 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $259,840,225 AND $(139,914,679), RESPECTIVELY.

CL   CLASS

THE SUMMARY OF INPUTS USED TO VALUE THE PORTFOLIO'S NET ASSETS AS OF JULY 31, 2010 WAS AS FOLLOWS:

Investments in
Securities                    Level 1        Level 2     Level 3        Total
--------------            --------------   -----------   -------   --------------
   Common Stock           $1,256,423,290   $        --     $--     $1,256,423,290
   Repurchase Agreement               --    32,760,650      --         32,760,650
                          --------------   -----------     ---     --------------
Total Investments in
   Securities             $1,256,423,290   $32,760,650     $--     $1,289,183,940
                          ==============   ===========     ===     ==============

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ICM-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010